Note Payable to Related Parties (Details) (USD $)	12 Months Ended
Jun. 30, 2014
Note Payable To Related Parties Details
Beginning Balance	$ 175,000
Additional notes issued	22,500
Discount on note payable
Repayments of notes payable	(197,500)
Ending Balance